Borrowings and debentures (Details 2) - Foreign Currency [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	R$ 39,036	R$ 43,921
Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jul-2041
Interest (% per year)	7125.00%
Borrowings	R$ 3,211	3,614
Bonds 2 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2028
Interest (% per year)	4500.00%
Borrowings	R$ 6,590	7,417
Bonds 3 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2030
Interest (% per year)	4500.00%
Borrowings	R$ 8,369	9,418
Bonds 4 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2050
Interest (% per year)	5875.00%
Borrowings	R$ 4,228	4,758
Bonds 5 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2081
Interest (% per year)	8500.00%
Borrowings	R$ 1,364	1,526
Bonds 6 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Feb-2033
Interest (% per year)	7250.00%
Borrowings	R$ 5,655	6,364
Bonds 7 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2031
Interest (% per year)	8500.00%
Borrowings	R$ 4,863	5,472
Bonds 8 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Oct-2034
Interest (% per year)	8000.00%
Borrowings	R$ 4,756	R$ 5,352